UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2017

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.5%
Education - 14.9%
Northampton County, PA, General Purpose Authority College Revenue, Lafayette College	5.000%	11/1/47	$2,000,000	$2,353,100
Pennsylvania State Higher EFA Revenue:
Drexel University	5.000%	5/1/31	10,000,000	10,833,200
Drexel University	5.000%	5/1/41	3,750,000	4,373,700
La Salle University	5.000%	5/1/29	1,500,000	1,644,435
La Salle University	5.000%	5/1/37	1,700,000	1,813,849
La Salle University	5.000%	5/1/42	2,000,000	2,112,980
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,670,950
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	5.875%	4/1/32	450,000	468,126
Performing Arts Charter School Project	6.000%	6/15/23	845,000	897,027	(a)

Total Education				30,167,367

Health Care - 19.1%
Allegheny County, PA, Hospital Development Authority Revenue:
Health Center-UPMC Health, NATL	6.000%	7/1/24	1,000,000	1,229,480
Health Center-UPMC Health, NATL	6.000%	7/1/26	2,250,000	2,887,043
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing	5.000%	5/15/42	500,000	553,125
Highlands at Wyomissing	5.000%	5/15/47	600,000	661,242
Chester County, PA, HEFA Revenue, Jefferson Health System	5.000%	5/15/40	1,965,000	2,101,037
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	645,000	724,548
Lancaster County, PA, Hospital Authority Revenue, Health Center, Landis Homes Retirement Community Project	5.000%	7/1/45	3,000,000	3,218,700
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/41	1,000,000	1,144,390
Montgomery County, PA, IDA Revenue, Acts Retirement-Life Communities	5.000%	11/15/24	3,250,000	3,634,020
Montgomery County, PA, IDA, Health Facilities Revenue, Jefferson Health System	5.000%	10/1/41	6,000,000	6,533,520
Pennsylvania State Higher EFA Revenue:
University of Pennsylvania Health System	5.000%	8/15/47	3,500,000	4,061,855
University of Pittsburgh Medical Center	5.000%	5/15/31	8,000,000	8,576,880
St. Mary Hospital Authority, PA, Health System Revenue:
Trinity Health Corp. Obligated Group	5.000%	11/15/26	500,000	604,590	(b)
Trinity Health Corp. Obligated Group	5.000%	11/15/27	1,210,000	1,481,318	(b)
Trinity Health Corp. Obligated Group	5.000%	11/15/28	1,100,000	1,339,107	(b)

Total Health Care				38,750,855

Industrial Revenue - 1.1%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	2,000,000	2,066,580
Delaware County, PA, IDA Revenue, Resources Recovery Facilities	6.200%	7/1/19	210,000	210,523

Total Industrial Revenue				2,277,103

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 1.2%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC	5.500%	8/1/28	$1,000,000	$1,229,210
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	250,000	285,060
Philadelphia School District Project, AGM	5.000%	6/1/33	750,000	848,955

Total Leasing				2,363,225

Local General Obligation - 9.4%
Erie County, PA, Convention Center Authority Gtd. Hotel Revenue, County GTD	5.000%	1/15/36	4,000,000	4,621,720
Lackawanna County, PA, GO:
AGC	5.875%	9/15/30	4,375,000	4,655,306
AGC	6.000%	9/15/32	2,730,000	2,910,590
Luzerne County, PA, GO, AGM	5.000%	11/15/29	5,000,000	5,790,800
York County, PA, GO	5.000%	3/1/36	1,000,000	1,197,260

Total Local General Obligation				19,175,676

Power - 2.1%
Philadelphia, PA, Gas Works Revenue	5.000%	8/1/31	1,250,000	1,453,237
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance	5.000%	8/1/47	2,500,000	2,906,725

Total Power				4,359,962

Pre-Refunded/Escrowed to Maturity - 19.0%
Chester County, PA, HEFA Revenue, Jefferson Health System	5.000%	5/15/40	5,535,000	5,960,863	(c)
Cumberland County, PA, Municipal Authority College Revenue, AICUP Financing Program, Dickinson College	5.000%	11/1/39	1,210,000	1,283,786	(c)
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	895,000	922,736	(c)
Lehigh County, PA, General Purpose Authority Revenue:
Muhlenberg College Project	5.250%	2/1/34	1,075,000	1,118,279	(c)
Muhlenberg College Project	5.250%	2/1/39	3,615,000	3,760,540	(c)
Pennsylvania Convention Center Authority Revenue, FGIC	6.000%	9/1/19	685,000	716,962	(d)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,276,880	(c)
Pennsylvania State IDA Revenue, Economic Development	5.500%	7/1/23	2,500,000	2,549,372	(c)
Pennsylvania State Turnpike Commission Revenue, AGC	5.000%	6/1/39	1,675,000	1,755,333	(c)
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	8,000,000	8,333,600	(c)
Philadelphia, PA, Gas Works Revenue, NATL	7.000%	5/15/20	145,000	154,930	(d)
Snyder County, PA, Higher Education Authority, University Revenue, Susquehanna University Project	5.000%	1/1/38	1,500,000	1,526,370	(c)
St. Mary Hospital Authority, PA, Health System Revenue, Catholic Health East	5.000%	11/15/40	4,000,000	4,322,742	(c)
Washington County, PA, IDA, College Revenue, Washington and Jefferson College	5.000%	11/1/36	3,700,000	3,919,854	(c)

Total Pre-Refunded/Escrowed to Maturity				38,602,247

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Solid Waste/Resource Recovery - 1.9%
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.625%	11/1/21	$3,750,000	$3,862,500	(e)

Special Tax Obligation - 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	610,000	333,975
Matching Fund Loan	6.000%	10/1/39	385,000	205,012

Total Special Tax Obligation				538,987

Transportation - 13.8%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/40	4,000,000	4,229,440
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Port District Project	5.000%	1/1/25	2,715,000	3,011,641
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/23	1,000,000	1,130,180
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/42	2,000,000	2,359,120
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	4,000,000	4,399,520	(c)
Pennsylvania State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds	5.000%	6/1/39	2,250,000	2,567,902
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	3,300,000	3,747,084	(e)
Philadelphia, PA, Airport Revenue	5.000%	7/1/42	3,000,000	3,476,400	(e)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Parking System Revenue	5.000%	12/15/33	615,000	717,816
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Parking System Revenue	5.000%	12/15/34	1,000,000	1,163,450
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Parking System Revenue	5.000%	12/15/36	1,000,000	1,158,800

Total Transportation				27,961,353

Water & Sewer - 17.7%
Capital Region Water, PA, Water Revenue, BAM	5.000%	7/15/29	250,000	297,970
Delaware County, PA, Regional Water Quality Control Authority Revenue	5.000%	11/1/46	5,000,000	5,820,900
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,250,000	2,595,735
Erie, PA, Water Authority Revenue, AGM	5.000%	12/1/43	1,425,000	1,465,342
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	9,000,000	9,471,150
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/31	1,575,000	1,855,413
1998 General Ordinance	5.000%	10/1/32	1,300,000	1,525,914
1998 General Ordinance	5.000%	10/1/33	1,000,000	1,170,390
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	2,000,000	2,290,280
Westmoreland County, PA, Municipal Authority Revenue:
BAM	5.000%	8/15/42	3,000,000	3,421,080
Capital Appreciation, AGM	0.000%	8/15/30	8,830,000	6,019,499

Total Water & Sewer				35,933,673

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $194,169,761)				203,992,948

SHORT-TERM INVESTMENTS - 0.3%
General Obligation - 0.1%
New York City, NY, GO, Subordinated, LOC-Dexia Credit Local	1.820%	3/1/34	300,000	300,000	(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	1.750%	11/1/34	$365,000	$365,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $665,000)				665,000

TOTAL INVESTMENTS - 100.8% (Cost - $194,834,761)				204,657,948
Liabilities in Excess of Other Assets - (0.8)%				(1,675,106)

TOTAL NET ASSETS - 100.0%				$202,982,842

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
UPMC	— University of Pittsburgh Medical Center

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Pennsylvania Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$203,992,948	—	$203,992,948

Short-Term Investments†	—	665,000	—	665,000

Total Investments	—	$204,657,948	—	$204,657,948

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018